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                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 State Street
                     Springfield, Massachusetts 01111-0001


                                                May 5, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:  MML Series Investment Fund - Registration No. 2-39334
                                        File No. 811-2224
           Rule 497(j) Certification

Dear Commissioners:

On behalf of MML Equity Fund, MML Managed Bond Fund, MML Money Market Fund, MML Blend Fund and MML Equity Index Fund (the "Funds"), five of the series of MML Series Investment Fund (the "Trust"), I am hereby filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, I certify that each of (1) the form of Prospectus and Statement of Additional Information for MML Equity Fund, MML Managed Bond Fund, MML Money Market Fund and MML Blend Fund that would have been filed under paragraph (c) of Rule 497 and (2) the form of Prospectus and Statement of Additional Information for MML Equity Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 39 to the Trust's Registration Statement on Form N-1A (Amendment No. 24 to the Trust's Registration Statement under the Investment Company Act of 1940), the most recent Post-Effective Amendment filed by the Trust relating to the Funds. Post-Effective Amendment No. 39 to the Trust's Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 1998 and became effective on May 1, 1998.

If you have any questions regarding this filing, please call the undersigned at
(413) 744-5401.

Respectfully submitted,

/s/ John E. Deitelbaum
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John E. Deitelbaum
Counsel